Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	480,456,150.46	25,863
Yield Supplement Overcollateralization Amount 08/31/17	17,562,515.70	0
Receivables Balance 08/31/17	498,018,666.16	25,863
Principal Payments	15,945,041.97	368
Defaulted Receivables	1,436,023.44	72
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/17	16,679,053.43	0
Pool Balance at 09/30/17	463,958,547.32	25,423

Pool Statistics	$ Amount	# of Accounts
Pool Factor	52.33%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	9,463,040.17	446
Past Due 61-90 days	2,970,012.90	138
Past Due 91-120 days	707,647.12	38
Past Due 121+ days	0.00	0
Total	13,140,700.19	622

Total 31+ Delinquent as % Ending Pool Balance	2.83%
Total 61+ Delinquent as % Ending Pool Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	668,023.38
Aggregate Net Losses/(Gains) - September 2017	768,000.06
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.85%
Prior Net Losses Ratio	1.53%
Second Prior Net Losses Ratio	1.61%
Third Prior Net Losses Ratio	1.59%
Four Month Average	1.65%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.47%

Overcollateralization Target Amount	20,878,134.63
Actual Overcollateralization	20,878,134.63
Weighted Average APR	3.91%
Weighted Average APR, Yield Adjusted	5.77%
Weighted Average Remaining Term	49.06

Flow of Funds	$ Amount

Collections	18,126,314.39
Investment Earnings on Cash Accounts	15,098.27
Servicing Fee	(415,015.56)
Transfer to Collection Account	0.00
Available Funds	17,726,397.10

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	622,406.19
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,755,211.00
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,348,779.91
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	17,726,397.10

Servicing Fee	415,015.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 09/15/17	458,835,623.69
Principal Paid	15,755,211.00
Note Balance @ 10/16/17	443,080,412.69

Class A-1
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2
Note Balance @ 09/15/17	104,005,623.69
Principal Paid	15,755,211.00
Note Balance @ 10/16/17	88,250,412.69
Note Factor @ 10/16/17	25.0711400%

Class A-3
Note Balance @ 09/15/17	262,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	262,000,000.00
Note Factor @ 10/16/17	100.0000000%

Class A-4
Note Balance @ 09/15/17	74,800,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	74,800,000.00
Note Factor @ 10/16/17	100.0000000%

Class B
Note Balance @ 09/15/17	18,030,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	18,030,000.00
Note Factor @ 10/16/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	622,406.19
Total Principal Paid	15,755,211.00
Total Paid	16,377,617.19

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	114,406.19
Principal Paid	15,755,211.00
Total Paid to A-2 Holders	15,869,617.19

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7247141
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.3449705
Total Distribution Amount	19.0696846

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3250176
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	44.7591222
Total A-2 Distribution Amount	45.0841398

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/17	2,196,494.13
Investment Earnings	1,656.30
Investment Earnings Paid	(1,656.30)
Deposit/(Withdrawal)	1,348,779.91
Balance as of 10/16/17	3,545,274.04
Change	1,348,779.91

Total Reserve Amount	3,545,274.04